Financial Information of Guarantor Subsidiaries (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Parent [Member]	Dec. 31, 2010 Parent [Member]	Dec. 31, 2011 Issuer [Member]	Dec. 31, 2010 Issuer [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Consolidation, Eliminations [Member]	Dec. 31, 2010 Consolidation, Eliminations [Member]	Dec. 31, 2011 Unsecured senior notes due 2019 [Member]	Apr. 30, 2011 Unsecured senior notes due 2019 [Member]	Dec. 31, 2011 Unsecured senior notes due 2021 [Member]
Financial Information Related to Guarantor Subsidiaries (Textual) [Abstract]
Unsecured senior notes, issued														$ 500	$ 800
Stated interest rate on unsecured senior notes													6.375%	6.375%	7.125%
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01